FINANCIAL EXPENSES	12 Months Ended
Dec. 31, 2024
FINANCIAL EXPENSES
FINANCIAL EXPENSES

3.    FINANCIAL EXPENSES

	2024	2023	2022
Third parties:
Interest on long-term debt	$369.3	$366.1	$235.3
Amortization of financing costs	9.0	8.0	5.8
Interest on lease liabilities	18.8	16.2	5.3
Loss (gain) on foreign currency translation of short-term monetary items	4.7	(0.6)	2.8
Other	5.6	5.2	3.6
	407.4	394.9	252.8
Affiliated corporations:
Interest expense	100.4	126.2	182.5
Dividend income	(101.5)	(127.5)	(184.4)
Interest on lease liabilities	1.1	1.3	1.5
Interest income	(66.5)	(63.9)	(7.8)
	(66.5)	(63.9)	(8.2)
	$340.9	$331.0	$244.6